Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments - Group [Member] - CNY (¥)
¥ in Thousands
	Dec. 31, 2022	Dec. 31, 2021
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings	¥ 72,680	¥ 51,009
Lease liabilities	9,226	3,382
Trade payables	35,012	30,514
Due to a shareholder	325	325
Due to a related party	488
Other payables and accruals	12,046	20,381
On demand [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings	30,000	10,000
Lease liabilities
Trade payables
Due to a shareholder	325	325
Due to a related party
Other payables and accruals
Less than 1 year [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings	42,680	34,804
Lease liabilities	4,194	2,571
Trade payables	35,012	30,514
Due to a shareholder
Due to a related party	488
Other payables and accruals	12,046	20,381
Over 1 year [Member]
Financial Assets and Financial Liabilities (Details) - Schedule of maturity profile of groups financial liabilities at end of reporting period based on contractual undiscounted payments [Line Items]
Interest-bearing loans and borrowings		6,205
Lease liabilities	5,032	811
Trade payables
Due to a shareholder
Due to a related party
Other payables and accruals